HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042  HV-5795 – PremierSolutions Standard (Series A)

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Supplement dated January 30, 2017 to your Prospectus

FUND NAME CHANGE

AB GROWTH AND INCOME FUND – Class A

Effective January 9, 2017, AB Growth and Income Fund was re-named “AB Relative Value Fund”.

As a result of the change, all references to AB Growth and Income Fund in your Prospectus are deleted and replaced with AB Relative Value Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.